UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw, Treasurer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2018 – June 30, 2018

1

Item 1.  Schedule of Investments.

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2018 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset Backed Securities - 30.6%

Asset Backed Securities - 16.5%
$865,000	American Express Credit Account Master Trust (USD 1 Month LIBOR + 0.37%), 2.44%, 12/15/21 (a)	$867,162
1,205,000	Ascentium Equipment Receivables Trust, 2.29%, 06/10/21 (b)	1,191,523
819,373	Brazos Higher Education Authority, Inc. (USD 3 Month LIBOR + 0.85%), 3.21%, 07/25/29 (a)	826,305
1,215,000	Cabela's Credit Card Master Note Trust, 2.17%, 08/16/21 (b)	1,214,516
1,330,000	Capital One Multi-Asset Execution Trust, 2.08%, 03/15/23	1,310,157
725,000	CCG Receivables Trust REMIC, 2.50%, 06/16/25 (b)	720,847
950,000	Eaton Vance CLO, Ltd. CLO (USD 3 Month LIBOR + 1.20%), 3.55%, 07/15/26 (a)(b)	950,051
1,430,000	Flagstar Mortgage Trust, 4.00%, 07/25/48 (c)(d)	1,436,031
1,155,000	Ford Credit Floorplan Master Owner Trust A, 2.16%, 11/15/21	1,141,014
406,278	Goal Capital Funding Trust (USD 3 Month LIBOR + 0.70%), 3.03%, 08/25/48 (a)(b)	406,630
220,932	GreatAmerica Leasing Receivables Funding, LLC, 1.72%, 04/22/19 (b)	220,616
940,000	Magnetite CLO, Ltd. CLO (USD 3 Month LIBOR + 1.00%), 3.36%, 07/25/26 (a)(b)	940,054
1,445,000	MMAF Equipment Finance, LLC 2013- A, 2.57%, 06/09/33 (b)	1,441,040
1,668,000	Panhandle-Plains Higher Education Authority, Inc. (USD 3 Month LIBOR + 0.95%), 3.26%, 10/01/37 (a)	1,694,318
619,034	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.70%), 3.03%, 12/24/33 (a)(b)	597,367
614,536	Preferred Term Securities XXIV, Ltd./ Preferred Term Securities XXIV, Inc. (USD 3 Month LIBOR + 0.30%), 2.64%, 03/22/37 (a)(b)	557,630
1,623,072	SLM Student Loan Trust (USD 3 Month LIBOR + 1.65%), 4.01%, 07/25/22 (a)	1,656,740
1,370,242	SLM Student Loan Trust (USD 3 Month LIBOR + 1.70%), 4.06%, 07/25/23 (a)	1,406,278

Principal Amount	Security Description	Value
$1,090,745	SLM Student Loan Trust (USD 3 Month LIBOR + 1.50%), 3.86%, 04/25/23 (a)	$1,111,578
1,162,709	Sofi Consumer Loan Program Trust, 2.14%, 09/25/26 (b)	1,156,384
907,562	Sofi Consumer Loan Program Trust, 2.93%, 04/26/27 (b)	907,156
1,245,120	Sofi Consumer Loan Program Trust, 2.77%, 05/25/26 (b)	1,235,166
1,534,759	Sofi Professional Loan Program Trust, 2.64%, 08/25/47 (b)	1,528,931
514,537	Sofi Professional Loan Program, LLC, 1.75%, 07/25/40 (b)	510,092
642,850	Vantage Data Centers Issuer, LLC, 4.07%, 02/16/43 (b)	642,949
850,000	Verizon Owner Trust, 1.42%, 01/20/21 (b)	844,712
		26,515,247
Non-Agency Commercial Mortgage Backed Securities - 6.4%
28,120	7 WTC Depositor, LLC Trust, 4.08%, 03/13/31 (b)	28,127
1,910,290	Citigroup Commercial Mortgage Trust Interest Only REMIC, 1.97%, 09/10/45 (b)(d)	110,607
1,283,543	COMM Mortgage Trust Interest Only REMIC, 1.23%, 03/10/46 (d)	40,617
630,000	COMM Mortgage Trust REMIC, 3.39%, 08/10/47	631,835
1,265,000	Cosmopolitan Hotel Mortgage Trust REMIC (USD 1 Month LIBOR + 0.93%), 3.00%, 11/15/36 (a)(b)	1,265,399
41,512	DBUBS Mortgage Trust Interest Only REMIC, 0.43%, 08/10/44 (b)(d)	332
540,000	FREMF Mortgage Trust REMIC, 4.29%, 09/25/44 (b)(d)	540,239
4,423,803	GS Mortgage Securities Trust Interest Only REMIC, 1.52%, 08/10/44 (b)(d)	147,522
39,271	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (b)	39,231
298,605	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	298,193
243,607	Lehman Brothers Small Balance Commercial Mortgage Trust (USD 1 Month LIBOR + 0.25%), 2.34%, 09/25/30 (a)(b)	243,303
650,000	LSTAR Commercial Mortgage Trust REMIC, 3.13%, 04/20/48 (b)(d)	644,286
755,332	LSTAR Commercial Mortgage Trust REMIC, 1.82%, 03/10/49 (b)	740,600

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2018 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$1,320,534	Morgan Stanley Bank of America Merrill Lynch Trust Interest Only REMIC, 1.13%, 12/15/48 (d)	$48,675
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 3.48%, 06/15/47	1,004,177
351,805	WaMu Commercial Mortgage Securities Trust, 2.90%, 12/27/49 (b)(d)	351,765
400,519	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	396,913
1,010,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.97%, 09/15/48	1,006,012
127,413	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 0.97%, 02/15/44 (b)(d)	2,284
268,632	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.00%, 03/15/44 (b)	270,363
96,926	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.39%, 06/15/44 (b)	97,516
1,107,598	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.30%, 06/15/45	1,099,336
45,435	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.70%, 03/15/45	45,391
1,200,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	1,211,667
		10,264,390
Non-Agency Residential Mortgage Backed Securities - 7.7%
484,391	Bayview Commercial Asset Trust REMIC (USD 1 Month LIBOR + 0.58%), 2.96%, 12/25/33 (a)(b)	464,278
1,060,000	Bayview Commercial Mortgage Pass-Through Trust REMIC (USD 1 Month LIBOR + 0.57%), 2.66%, 04/25/36 (a)(b)	1,053,775
1,096,661	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.33%), 4.43%, 05/28/44 (a)	1,092,653
500,000	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.10%), 4.20%, 04/28/39 (a)	498,767
51,227	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (e)	52,315
17,450	Citicorp Residential Mortgage Trust REMIC, 5.30%, 07/25/36 (e)	17,720
35,819	Citicorp Residential Mortgage Trust REMIC, 5.49%, 09/25/36 (e)	35,762
174,923	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (b)(d)	176,923
5,816	CitiMortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	5,811

Principal Amount	Security Description	Value
$1,111,727	Conseco Finance Corp. REMIC (USD 1 Month LIBOR + 2.75%), 4.82%, 04/15/32 (a)	$1,104,226
13,112	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	12,732
159,521	Credit-Based Asset Servicing & Securitization, LLC REMIC (USD 1 Month LIBOR + 0.75%), 2.84%, 02/25/33 (a)	159,232
386,403	Credit-Based Asset Servicing & Securitization, LLC REMIC, 5.63%, 12/25/37 (b)(e)	393,726
1,018,451	EverBank Mortgage Loan Trust, 3.50%, 02/25/48 (b)(d)	1,012,133
644,028	Flagstar Mortgage Trust, 3.50%, 10/25/47 (b)(d)	637,720
35,742	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.65%), 2.74%, 03/25/34 (a)	35,783
800,848	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.50%), 2.59%, 05/25/36 (a)(b)	791,655
255,292	JPMorgan Mortgage Acquisition Trust REMIC (USD 1 Month LIBOR + 0.23%), 2.32%, 07/25/36 (a)	254,840
71,642	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	72,052
703,429	Morgan Stanley Mortgage Loan Trust 2005-5AR (USD 1 Month LIBOR + 0.40%), 2.49%, 09/25/35 (a)	705,027
61,673	Morgan Stanley Mortgage Loan Trust 2005-5AR (USD 1 Month LIBOR + 0.27%), 2.36%, 09/25/35 (a)	61,739
81,274	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (b)(d)	81,151
174,573	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (b)(d)	175,542
247,682	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (b)(d)	248,169
170,418	NovaStar Home Equity Loan Trust REMIC (USD 1 Month LIBOR + 1.73%), 3.82%, 03/25/35 (a)	172,588
408,878	Oakwood Mortgage Investors, Inc. REMIC (USD 1 Month LIBOR + 0.38%), 2.46%, 03/15/18 (a)(b)	404,185

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2018 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$268,910	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates REMIC (USD 1 Month LIBOR + 0.98%), 3.07%, 10/25/34 (a)	$269,811
19,077	Renaissance Home Equity Loan Trust REMIC, 4.88%, 02/25/35 (e)	19,075
14,068	Residential Accredit Loans, Inc. Trust REMIC (USD 1 Month LIBOR + 14.76%), 10.92%, 03/25/18 (a)	14,275
65,630	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	64,143
116,203	Residential Asset Mortgage Products, Inc. Trust REMIC (USD 1 Month LIBOR + 0.77%), 2.86%, 06/25/35 (a)	116,227
44,501	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (d)	46,459
29,121	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (d)	29,696
24,066	Residential Asset Securities Corp. Trust REMIC, 3.87%, 05/25/33 (d)	24,223
30,292	Residential Asset Securitization Trust REMIC, 3.75%, 10/25/18	29,739
149,990	Salomon Brothers Mortgage Securities, 6.93%, 08/25/28	151,770
702,689	Sequoia Mortgage Trust REMIC, 3.50%, 08/25/47 (b)(d)	701,267
272,803	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (b)(d)	272,961
481,876	Towd Point Mortgage Trust REMIC, 2.75%, 04/25/57 (b)(d)	473,976
357,257	Truman Capital Mortgage Loan Trust REMIC (USD 1 Month LIBOR + 0.43%), 2.52%, 03/25/37 (a)(b)	358,426
		12,292,552
Total Non-U.S. Government Agency Asset Backed Securities (Cost $49,202,221)		49,072,189

Corporate Bonds - 29.7%

Consumer Discretionary - 4.1%
800,000	AMC Networks, Inc., 4.75%, 12/15/22	801,000
1,639,000	CBS Corp., 3.38%, 03/01/22	1,616,633
803,000	Dollar General Corp., 3.25%, 04/15/23	788,786
380,000	Hanesbrands, Inc., 4.63%, 05/15/24 (b)	370,500
380,000	Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25	370,500
815,000	Levi Strauss & Co., 5.00%, 05/01/25	810,925
1,535,000	Newell Brands, Inc., 3.15%, 04/01/21	1,520,646
470,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	465,770
		6,744,760

Principal Amount	Security Description	Value
Consumer Staples - 3.5%
$1,290,000	Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23	$1,278,800
665,000	Church & Dwight Co., Inc., 2.45%, 12/15/19	659,407
1,011,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	987,795
119,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (b)	121,298
395,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (b)	442,400
475,000	PepsiCo., Inc., 1.50%, 02/22/19	471,983
1,615,000	Walmart, Inc., 3.40%, 06/26/23	1,626,460
		5,588,143
Financials - 13.3%
670,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.50%, 01/15/25	628,406
1,575,000	Bank of America Corp., 2.88%, 04/24/23 (d)	1,531,357
475,000	BB&T Corp., MTN, 3.20%, 09/03/21	473,459
300,000	CBRE Services, Inc., 5.25%, 03/15/25	315,661
1,229,000	Chubb INA Holdings, Inc., 2.30%, 11/03/20	1,201,404
1,680,000	Citigroup, Inc., 2.55%, 04/08/19	1,677,103
1,410,000	Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,464,592
1,600,000	JPMorgan Chase & Co., 3.25%, 09/23/22	1,584,691
1,670,000	KeyCorp, MTN, 2.90%, 09/15/20	1,656,563
1,655,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (b)	1,649,498
1,610,000	Morgan Stanley, MTN, 2.63%, 11/17/21	1,562,857
1,480,000	Prudential Financial, Inc., MTN, 5.38%, 06/21/20	1,540,097
1,630,000	Regions Financial Corp., 3.20%, 02/08/21	1,622,479
1,090,000	The Charles Schwab Corp., 3.25%, 05/21/21	1,094,276
1,575,000	The Goldman Sachs Group, Inc. (USD 3 Month LIBOR + 1.11%), 3.47%, 04/26/22 (a)	1,590,442
1,610,000	Wells Fargo & Co., Series K (callable at 100 beginning 09/15/18), 6.11%, 03/15/49 (d)(f)	1,631,131
		21,224,016
Health Care - 1.0%
1,583,000	Becton Dickinson and Co., 2.68%, 12/15/19	1,571,081

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2018 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Industrials - 3.5%
$290,000	General Electric Co. (USD 3 Month LIBOR + 0.27%), 2.63%, 08/07/18 (a)	$290,006
1,565,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (b)	1,618,664
1,590,000	Roper Technologies, Inc., 2.80%, 12/15/21	1,552,680
1,565,000	Textron, Inc., 3.65%, 03/01/21	1,570,851
545,000	Union Pacific Corp., 3.20%, 06/08/21	546,644
		5,578,845
Information Technology - 2.1%
1,803,000	eBay, Inc., 2.75%, 01/30/23	1,736,445
1,637,000	QUALCOMM, Inc., 3.00%, 05/20/22	1,612,311
		3,348,756
Telecommunication Services - 1.5%
1,620,000	AT&T, Inc., 3.00%, 06/30/22	1,570,394
820,000	Verizon Communications, Inc., 5.15%, 09/15/23	873,788
		2,444,182
Utilities - 0.7%
1,135,000	PacifiCorp, 5.50%, 01/15/19	1,151,865
Total Corporate Bonds (Cost $48,419,441)		47,651,648
Government & Agency Obligations - 37.0%
GOVERNMENT SECURITIES - 31.2%
Municipals - 0.2%
245,000	North Carolina Housing Finance Agency, North Carolina RB, 2.34%, 01/01/19	244,544
U.S. Treasury Securities - 31.0%
16,500,000	U.S. Treasury Note, 1.25%, 01/31/19	16,408,477
25,430,000	U.S. Treasury Note, 2.00%, 02/28/21	25,031,663
8,755,000	U.S. Treasury Note, 1.63%, 11/15/22	8,362,393
		49,802,533
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 5.8%
Federal Home Loan Mortgage Corp. - 2.6%
704,136	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 09/15/45	136,583
460,176	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 11/15/43	71,998
290,822	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 08/15/45	53,326
43,552	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	43,863
413,133	Federal Home Loan Mortgage Corp. REMIC, 2.25%, 03/15/30	407,683
958,426	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 09/15/37	955,144

Principal Amount	Security Description	Value
$675,546	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 04/15/37	$674,297
655,917	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 06/15/50	661,219
559,696	Federal Whole Loan Securities Trust, 3.50%, 05/25/47	559,622
639,623	FRESB Mortgage Trust, 2.16%, 04/25/22 (d)	622,302
		4,186,037
Federal National Mortgage Association - 1.0%
519,059	Federal National Mortgage Association, 3.00%, 10/01/26	519,009
2,338,273	Federal National Mortgage Association Interest Only, 0.78%, 02/25/22 (d)	45,745
2,677,665	Federal National Mortgage Association Interest Only, 0.37%, 01/25/22 (d)	20,029
3,053,926	Federal National Mortgage Association Interest Only, 0.58%, 07/25/22 (d)	49,164
666,379	Federal National Mortgage Association Interest Only, 2.68%, 01/25/39 (d)	68,928
98,386	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	99,650
18,326	Federal National Mortgage Association REMIC, 4.00%, 07/25/21	18,405
65,208	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	64,925
396,206	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	399,418
369,513	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	359,036
		1,644,309
Government National Mortgage Association - 2.2%
1,175,444	Government National Mortgage Association, 7.13%, 04/15/35	1,261,295
552,289	Government National Mortgage Association REMIC, 3.50%, 10/16/44 (d)	552,863
1,240,915	Government National Mortgage Association REMIC, 3.25%, 11/16/52 (d)	1,214,592
90,420	Government National Mortgage Association REMIC, 4.75%, 06/20/61 (d)	90,845
443,888	Government National Mortgage Association REMIC, 2.67%, 02/16/44	442,245
		3,561,840
Total Government & Agency Obligations (Cost $60,397,680)		59,439,263

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2018 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Shares	Security Description	Value
Preferred Stocks - 0.3%

Financials - 0.3%
550	U.S. Bancorp, Series A (USD 3 Month LIBOR + 1.02%) (callable at 1,000 beginning 07/31/18), 3.50% (a)(f)	$506,006
Total Preferred Stocks (Cost $564,327)		506,006

Short-Term Investments - 2.0%

Investment Company - 2.0%
3,168,893	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.77% (g)	3,168,893
Total Short-Term Investments (Cost $3,168,893)		3,168,893
Investments, at value - 99.6% (Cost $161,752,562)		159,837,999
Other assets in excess of liabilities - 0.4%		604,235
NET ASSETS - 100.0%		$160,442,234

(a)	Floating rate security. Rate presented is as of June 30, 2018.
(b)
144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30, 2018, the aggregate value of these liquid securities were $30,995,485 or 19.3% of net assets.

(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $1,436,031 or 0.9% of net assets.
(d)	Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2018.
(e)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2018.
(f)	Perpetual maturity security.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.
ABS	Asset Backed Security
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2018 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset Backed Securities - 25.1%
Asset Backed Securities - 8.2%
$1,455,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (a)	$1,415,714
1,150,000	Eaton Vance CLO, Ltd. CLO (USD 3 Month LIBOR + 1.20%), 3.55%, 07/15/26 (a)(b)	1,150,062
1,475,000	Ford Credit Floorplan Master Owner Trust A, 2.16%, 11/15/21	1,457,139
1,300,000	Magnetite CLO, Ltd. CLO (USD 3 Month LIBOR + 1.00%), 3.36%, 07/25/26 (a)(b)	1,300,074
917,045	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.70%), 3.03%, 12/24/33 (a)(b)	884,948
863,583	Preferred Term Securities XXI, Ltd./ Preferred Term Securities XXI, Inc., 2.99%, 03/22/38 (a)(c)	680,072
660,396	Preferred Term Securities XXIV, Ltd./ Preferred Term Securities XXIV, Inc. (USD 3 Month LIBOR + 0.30%), 2.64%, 03/22/37 (a)(b)	599,244
2,195,495	SLM Student Loan Trust (USD 3 Month LIBOR + 1.65%), 4.01%, 07/25/22 (b)	2,241,036
758,046	SLM Student Loan Trust (USD 3 Month LIBOR + 1.50%), 3.86%, 04/25/23 (b)	772,525
875,000	Sofi Consumer Loan Program Trust, 3.35%, 04/26/27 (a)	876,687
854,726	Sofi Consumer Loan Program Trust, 2.77%, 05/25/26 (a)	847,893
644,656	SoFi Consumer Loan Program Trust, 2.50%, 05/26/26 (a)	636,524
1,230,000	Sofi Professional Loan Program, LLC, 2.49%, 01/25/36 (a)	1,208,623
1,315,000	SoFi Professional Loan Program, LLC, 2.34%, 04/25/33 (a)	1,283,834
842,183	Vantage Data Centers Issuer, LLC, 4.07%, 02/16/43 (a)	842,314
		16,196,689
Non-Agency Commercial Mortgage Backed Securities - 5.5%
58,695	7 WTC Depositor, LLC Trust, 4.08%, 03/13/31 (a)	58,709
1,200,000	American Tower Trust #1, 3.07%, 03/15/23 (a)	1,177,161
590,000	CFCRE Commercial Mortgage Trust REMIC, 3.83%, 12/15/47	595,118

Principal Amount	Security Description	Value
$2,899,793	Citigroup Commercial Mortgage Trust Interest Only REMIC, 1.97%, 09/10/45 (a)(c)	$167,900
1,283,543	COMM Mortgage Trust Interest Only REMIC, 1.23%, 03/10/46 (c)	40,617
1,620,000	Cosmopolitan Hotel Mortgage Trust REMIC (USD 1 Month LIBOR + 0.93%), 3.00%, 11/15/36 (a)(b)	1,620,511
660,403	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.74%, 05/15/36 (a)(c)	666,823
41,512	DBUBS Mortgage Trust Interest Only REMIC, 0.43%, 08/10/44 (a)(c)	333
735,000	FREMF Mortgage Trust REMIC, 4.29%, 09/25/44 (a)(c)	735,326
6,700,633	GS Mortgage Securities Trust Interest Only REMIC, 1.52%, 08/10/44 (a)(c)	223,448
95,891	JPMBB Commercial Mortgage Securities Trust REMIC, 2.42%, 07/15/45	95,796
56,101	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (a)	56,045
321,457	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	321,013
1,250,000	LSTAR Commercial Mortgage Trust REMIC, 3.13%, 04/20/48 (a)(c)	1,239,012
79,146	WaMu Commercial Mortgage Securities Trust, 2.90%, 12/27/49 (a)(c)	79,137
898,922	Wells Fargo Commercial Mortgage Trust Interest Only REMIC, 1.95%, 10/15/45 (a)(c)	54,884
763,302	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	756,429
3,080,806	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 2.05%, 11/15/45 (a)(c)	204,349
930,028	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.63%, 03/15/45	920,464
1,735,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	1,751,869
		10,764,944
Non-Agency Residential Mortgage Backed Securities - 11.4%
573,337	Bayview Commercial Asset Trust REMIC (USD 1 Month LIBOR + 0.58%), 2.96%, 12/25/33 (a)(b)	549,532
597,435	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.33%), 4.43%, 05/28/44 (b)	595,251

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2018 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$811,199	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 1.88%), 3.98%, 08/28/44 (b)	$808,385
560,000	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.10%), 4.20%, 04/28/39 (b)	558,619
20,912	Citicorp Residential Mortgage Trust REMIC, 5.30%, 07/25/36 (d)	21,237
64,446	Citicorp Residential Mortgage Trust REMIC, 5.49%, 09/25/36 (d)	64,342
1,207,397	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(c)	1,221,204
239,749	Citigroup Mortgage Loan Trust, Inc. REMIC, 6.50%, 07/25/34	269,619
8,585	CitiMortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	8,578
37,488	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	38,472
13,112	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	12,732
159,521	Credit-Based Asset Servicing & Securitization, LLC REMIC (USD 1 Month LIBOR + 0.75%), 2.84%, 02/25/33 (b)	159,232
345,729	Credit-Based Asset Servicing & Securitization, LLC REMIC, 5.63%, 12/25/37 (a)(d)	352,281
769,078	CSMLT Trust, 3.00%, 10/25/30 (a)(c)	748,018
1,008,751	EverBank Mortgage Loan Trust, 3.50%, 02/25/48 (a)(c)	1,002,494
847,178	Flagstar Mortgage Trust, 3.50%, 10/25/47 (a)(c)	838,880
24,744	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.65%), 2.74%, 03/25/34 (b)	24,773
577,278	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.50%), 2.59%, 05/25/36 (a)(b)	570,651
391,964	Greenpoint Manufactured Housing, 7.27%, 06/15/29	401,357
261,371	JPMorgan Mortgage Acquisition Trust REMIC (USD 1 Month LIBOR + 0.23%), 2.32%, 07/25/36 (b)	260,908
1,185,000	JPMorgan Mortgage Trust, 3.50%, 12/25/48 (a)(c)	1,176,938
913,818	JPMorgan Mortgage Trust, 3.50%, 12/25/48 (a)(c)	902,324

Principal Amount	Security Description	Value
$104,827	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	$105,428
739,096	Mill City Mortgage Loan Trust, 2.75%, 11/25/58 (a)(c)	727,822
879,992	New Residential Mortgage Loan Trust, 4.00%, 12/25/57 (a)(c)	885,582
448,269	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(c)	447,590
444,369	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (a)(c)	446,833
882,697	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (a)(c)	884,431
202,067	NovaStar Home Equity Loan Trust REMIC (USD 1 Month LIBOR + 1.73%), 3.82%, 03/25/35 (b)	204,640
31,796	Renaissance Home Equity Loan Trust REMIC, 4.88%, 02/25/35 (d)	31,791
16,516	Residential Accredit Loans, Inc. Trust REMIC (USD 1 Month LIBOR + 14.76%), 10.92%, 03/25/18 (b)	16,759
44,211	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	43,209
118,937	Residential Asset Mortgage Products, Inc. Trust REMIC (USD 1 Month LIBOR + 0.77%), 2.86%, 06/25/35 (b)	118,962
37,381	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (c)	39,025
36,874	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (c)	37,602
505,107	Salomon Brothers Mortgage Securities, 6.93%, 08/25/28	511,100
969,197	Seasoned Credit Risk Transfer Trust, 2.00%, 05/25/57 (d)	932,374
1,335,510	Sequoia Mortgage Trust REMIC, 3.50%, 03/25/48 (a)(c)	1,322,818
999,012	Sequoia Mortgage Trust REMIC, 3.50%, 05/25/48 (a)(c)	988,646
966,209	Sequoia Mortgage Trust REMIC, 3.00%, 11/25/30 (a)(c)	955,157
1,075,868	Sequoia Mortgage Trust REMIC, 3.50%, 08/25/47 (a)(c)	1,073,691
849,599	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (a)(c)	850,091
628,640	Towd Point Mortgage Trust REMIC, 2.75%, 10/25/56 (a)(c)	615,467
672,385	Towd Point Mortgage Trust REMIC, 2.75%, 04/25/57 (a)(c)	661,362
		22,486,207
Total Non-U.S. Government Agency Asset Backed Securities (Cost $50,075,203)		49,447,840

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2018 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Corporate Bonds - 29.8%
Consumer Discretionary - 6.2%
$1,110,000	AMC Networks, Inc., 4.75%, 12/15/22	$1,111,388
1,315,000	CBS Corp., 4.00%, 01/15/26	1,274,878
620,000	Comcast Corp., Class A, 3.30%, 02/01/27	583,113
1,179,000	Dollar General Corp., 3.25%, 04/15/23	1,158,130
700,000	Hanesbrands, Inc., 4.63%, 05/15/24 (a)	682,500
580,000	Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25	565,500
1,170,000	Levi Strauss & Co., 5.00%, 05/01/25	1,164,150
615,000	Newell Brands, Inc., 4.00%, 06/15/22	613,858
320,000	Newell Brands, Inc., 4.00%, 12/01/24	313,707
410,000	Newell Brands, Inc., 4.20%, 04/01/26	395,953
1,035,000	NIKE, Inc., 3.88%, 11/01/45	996,268
860,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	852,260
1,352,000	The Walt Disney Co., Class E, 4.13%, 12/01/41	1,288,844
1,065,000	Whirlpool Corp., 4.70%, 06/01/22	1,104,594
		12,105,143
Consumer Staples - 2.6%
1,300,000	Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26	1,273,074
1,260,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	1,231,080
165,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (a)	168,186
530,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (a)	593,600
947,000	PepsiCo, Inc., 4.88%, 11/01/40	1,051,178
1,005,000	Walmart, Inc., 3.70%, 06/26/28	1,011,612
		5,328,730
Energy - 1.3%
764,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	735,925
305,000	ConocoPhillips Co., 4.95%, 03/15/26	328,619
1,275,000	EOG Resources, Inc., 4.15%, 01/15/26	1,303,650
		2,368,194
Financials - 12.0%
1,235,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.50%, 01/15/25	1,158,330
385,121	Altitude Investments 16, LLC, 2.49%, 03/14/26	376,428
1,312,000	Bank of America Corp., MTN, 4.13%, 01/22/24	1,333,090
1,195,000	CBRE Services, Inc., 5.25%, 03/15/25	1,257,384
1,345,000	Citigroup, Inc., 3.89%, 01/10/28 (c)	1,302,773
1,335,000	CME Group, Inc., 3.00%, 03/15/25	1,287,965

Principal Amount	Security Description	Value
$494,000	Crown Castle International Corp., 4.88%, 04/15/22	$509,137
1,274,000	Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,323,326
1,340,000	JPMorgan Chase & Co., 3.25%, 09/23/22	1,327,179
1,280,000	KeyCorp, MTN, 2.90%, 09/15/20	1,269,701
1,135,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (a)	1,131,227
1,295,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	1,296,047
1,195,000	Prudential Financial, Inc., MTN, 7.38%, 06/15/19	1,244,633
1,180,000	Regions Financial Corp., 3.20%, 02/08/21	1,174,556
1,265,000	The Charles Schwab Corp., 3.85%, 05/21/25	1,278,878
1,097,000	The Chubb Corp., 6.80%, 11/15/31	1,385,560
1,280,000	The Goldman Sachs Group, Inc., 3.85%, 01/26/27	1,229,767
1,260,000	U.S. Bancorp, Series J (callable at 100 beginning 04/15/27), 5.30%, 10/15/49 (c)(e)	1,255,212
1,425,000	Wells Fargo & Co., 3.00%, 04/22/26	1,324,565
954,000	Wells Fargo & Co., Series K (callable at 100 beginning 09/15/18), 6.11%, 03/15/49 (c)(e)	966,521
		23,432,279
Health Care - 0.3%
634,000	Becton Dickinson and Co., 3.73%, 12/15/24	618,950
Industrials - 2.6%
1,335,000	Burlington Northern Santa Fe, LLC, 4.55%, 09/01/44	1,386,554
1,150,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (a)	1,189,434
1,222,000	Raytheon Co., 4.88%, 10/15/40	1,379,049
1,198,000	Textron, Inc., 3.65%, 03/01/21	1,202,479
		5,157,516
Information Technology - 1.7%
1,353,000	eBay, Inc., 3.60%, 06/05/27	1,278,730
1,140,000	Oracle Corp., 5.38%, 07/15/40	1,285,100
1,165,000	QUALCOMM, Inc., 3.25%, 05/20/27	1,088,759
		3,652,589
Materials - 1.2%
1,126,000	Albemarle Corp., 5.45%, 12/01/44	1,197,653
1,094,000	The Mosaic Co., 5.45%, 11/15/33	1,105,493
		2,303,146
Telecommunication Services - 1.2%
1,255,000	AT&T, Inc., 5.15%, 03/15/42	1,187,937

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2018 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$1,269,000	Verizon Communications, Inc., 4.27%, 01/15/36	$1,169,925
		2,357,862
Utilities - 0.7%
1,024,000	PacifiCorp, 6.25%, 10/15/37	1,305,005
Total Corporate Bonds (Cost $59,946,208)		58,629,414
Government & Agency Obligations - 42.7%
GOVERNMENT SECURITIES - 18.0%
Municipals - 1.7%
388,453	Florida Housing Finance Corp., Florida RB, 3.00%, 01/01/36	371,656
310,000	Montana Board of Housing, Montana RB, 2.38%, 06/01/20	310,527
530,000	New York City Transitional Finance Authority Future Tax Secured Revenue, New York RB, 5.77%, 08/01/36	629,905
340,000	New York City Water & Sewer System, New York RB, 5.72%, 06/15/42	431,871
225,000	State of Connecticut, Connecticut GO, 4.95%, 12/01/20	233,348
225,000	State of Connecticut, Connecticut GO, 5.63%, 12/01/29	251,195
240,000	University of Michigan, Michigan RB, 6.01%, 04/01/25	245,918
350,000	University of Nebraska, Nebraska RB, 5.70%, 07/01/29	359,286
410,000	West Haymarket Joint Public Agency, Nebraska GO, 6.00%, 12/15/39	538,420
		3,372,126
Treasury Inflation Index Securities - 1.2%
1,153,463	U.S. Treasury Inflation Indexed Bond, 1.75%, 01/15/28 (f)	1,241,198
1,106,300	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (f)	1,088,125
		2,329,323
U.S. Treasury Securities - 15.1%
3,435,000	U.S. Treasury Bond, 5.38%, 02/15/31	4,337,627
2,040,000	U.S. Treasury Bond, 4.75%, 02/15/37	2,583,389
10,360,000	U.S. Treasury Bond, 3.63%, 08/15/43	11,532,380
3,000,000	U.S. Treasury Note, 1.25%, 01/31/19	2,983,359
3,680,000	U.S. Treasury Note, 1.63%, 11/15/22	3,514,975
4,980,000	U.S. Treasury Note, 2.13%, 05/15/25	4,764,654
		29,716,384
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 24.7%
Federal Home Loan Mortgage Corp. - 10.1%
43,736	Federal Home Loan Mortgage Corp., 3.50%, 12/01/26	44,249
523,973	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	547,287

Principal Amount	Security Description	Value
$444,322	Federal Home Loan Mortgage Corp., 4.50%, 08/01/31	$464,067
955,000	Federal Home Loan Mortgage Corp., 3.46%, 11/25/32	934,581
828,090	Federal Home Loan Mortgage Corp., 4.50%, 01/01/41	870,982
2,316,458	Federal Home Loan Mortgage Corp., 3.00%, 07/01/43	2,259,983
1,263,922	Federal Home Loan Mortgage Corp., 4.00%, 10/01/44	1,296,548
2,136,619	Federal Home Loan Mortgage Corp., 4.00%, 12/01/45	2,196,057
1,733,259	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 09/15/45	336,203
1,087,024	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Interest Only, 2.06%, 08/25/18 (c)	1,013
10,489,943	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Interest Only, 1.59%, 01/25/19 (c)	47,884
312,407	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	315,751
441,757	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 06/15/37	448,307
1,021,091	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	1,049,386
377,253	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	387,635
624,505	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 04/15/41	635,842
361,904	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 11/15/42	362,735
1,332,845	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 07/15/42	1,343,479
1,895,081	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 01/15/55	1,901,818
797,433	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/43	821,427
960,000	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 06/15/37	935,929
1,837,388	Seasoned Credit Risk Transfer Trust, 4.50%, 06/25/57	1,918,061
896,097	Seasoned Credit Risk Transfer Trust, 2.50%, 07/25/56 (d)	883,436
		20,002,660
Federal National Mortgage Association - 13.9%
507	Federal National Mortgage Association, 4.50%, 12/01/18	511

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2018 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$455,656	Federal National Mortgage Association, 4.16%, 08/01/21	$464,762
82,472	Federal National Mortgage Association, 7.50%, 08/01/22	85,248
40,495	Federal National Mortgage Association, 4.00%, 06/01/24	41,558
70,980	Federal National Mortgage Association, 4.00%, 10/01/24	72,852
918,448	Federal National Mortgage Association, 3.41%, 02/01/27	920,898
2,250,050	Federal National Mortgage Association, 3.31%, 01/01/33	2,157,097
1,077,146	Federal National Mortgage Association, 5.80%, 12/01/33	1,089,651
233,068	Federal National Mortgage Association, 5.00%, 08/01/34	249,569
17,937	Federal National Mortgage Association, 5.50%, 08/01/37	19,217
75,458	Federal National Mortgage Association, 6.00%, 09/01/38	83,179
164,331	Federal National Mortgage Association, 4.50%, 06/01/39	172,807
359,177	Federal National Mortgage Association, 4.50%, 01/01/40	379,536
218,900	Federal National Mortgage Association, 4.50%, 12/01/40	230,262
781,558	Federal National Mortgage Association, 4.00%, 04/01/41	804,243
237,808	Federal National Mortgage Association, 4.00%, 02/01/42	245,212
848,461	Federal National Mortgage Association, 3.00%, 07/01/43	828,595
1,162,735	Federal National Mortgage Association, 4.00%, 10/01/43	1,193,222
1,265,714	Federal National Mortgage Association, 4.50%, 08/01/44	1,331,464
2,217,994	Federal National Mortgage Association, 4.00%, 11/01/44	2,276,345
883,989	Federal National Mortgage Association, 3.50%, 06/01/45	876,477
3,494,019	Federal National Mortgage Association, 4.00%, 04/01/46	3,566,621
1,975,000	Federal National Mortgage Association Interest Only, 3.49%, 01/01/35	1,905,838
1,827,330	Federal National Mortgage Association Interest Only, 0.78%, 02/25/22 (c)	35,749
4,411,227	Federal National Mortgage Association Interest Only, 0.58%, 07/25/22 (c)	71,015
1,035,014	Federal National Mortgage Association Interest Only, 2.68%, 01/25/39 (c)	107,057
32,463	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	32,523

Principal Amount	Security Description	Value
$129,906	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	$129,343
358,236	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	361,141
540,728	Federal National Mortgage Association REMIC, 4.00%, 01/25/33	555,638
314,316	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	337,595
778,153	Federal National Mortgage Association REMIC, 4.00%, 07/25/39	792,345
755,823	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	734,392
1,267,033	Federal National Mortgage Association REMIC, 1.50%, 01/25/40	1,218,909
1,499,219	Federal National Mortgage Association REMIC, 3.00%, 08/25/43	1,490,165
1,565,632	Federal National Mortgage Association REMIC, 3.00%, 08/25/45	1,541,067
955,000	Federal National Mortgage Association REMIC, 4.00%, 11/25/37	987,270
		27,389,373
Government National Mortgage Association - 0.6%
1,020,493	Government National Mortgage Association, 3.00%, 03/20/43	1,000,979
180,840	Government National Mortgage Association REMIC, 4.75%, 06/20/61 (c)	181,690
		1,182,669
Small Business Administration Participation Certificates - 0.1%
114,281	SBA Small Business Investment Cos., 2.88%, 09/10/21	113,729
Total Government & Agency Obligations (Cost $85,479,407)		84,106,264

Shares	Security Description	Value
Investment Company - 0.7%
150,269	Federated Institutional High-Yield Bond Fund, Institutional Shares	1,454,605
Total Investment Company (Cost $1,379,858)		1,454,605
Short-Term Investments - 1.3%
Investment Companies - 1.3%
2,552,494	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.77% (g)	2,552,494
Total Investment Companies (Cost $2,552,494)		2,552,494
Total Short-Term Investments (Cost $2,552,494)		2,552,494
Investments, at value - 99.6% (Cost $199,433,170)		196,190,617
Other assets in excess of liabilities - 0.4%		795,266
NET ASSETS - 100.0%		$196,985,883

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2018 (Unaudited)

INCOME FUND

(a)
144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30, 2018, the aggregate value of these liquid securities were $38,996,386 or 19.8% of net assets.

(b)	Floating rate security. Rate presented is as of June 30, 2018.
(c)	Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2018.
(d)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2018.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.
ABS	Asset Backed Security
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2018 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
Government & Agency Obligations - 98.0%
GOVERNMENT SECURITIES - 98.0%
Municipals - 98.0%
Iowa - 0.4%
$125,000	Xenia Rural Water District, Iowa RB, 2.00%, 12/01/18	$125,131
100,000	Xenia Rural Water District, Iowa RB, 3.00%, 12/01/20	101,820
		226,951
Nebraska - 96.9%
210,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.30%, 10/15/23	199,628
185,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.40%, 10/15/24	174,198
250,000	Cass County School District No. 56 Conestoga, Nebraska GO, 1.20%, 12/15/19	247,905
100,000	Cass County School District No. 56 Conestoga, Nebraska GO, 1.30%, 12/15/20	98,443
500,000	City of Bellevue NE, Nebraska GO, 1.65%, 12/15/20	498,565
215,000	City of Blair NE, Nebraska GO, 2.15%, 09/15/23	212,904
220,000	City of Blair NE, Nebraska GO, 2.30%, 09/15/24	217,483
345,000	City of Fremont NE Combined Utility System Revenue, Nebraska RB, 3.00%, 10/15/25	349,195
65,000	City of Grand Island NE Electric System Revenue, Nebraska RB, 5.00%, 08/15/27	73,929
275,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/21	275,567
300,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/26	300,594
195,000	City of La Vista NE, Nebraska GO, 1.00%, 05/01/21	194,187
650,000	City of Lincoln NE, Nebraska GO, 3.00%, 05/15/20	666,178
515,000	City of Lincoln NE, Nebraska RB, 2.50%, 04/01/20	520,449
700,000	City of Lincoln NE, Nebraska RB, 4.50%, 08/15/22	740,523
480,000	City of Lincoln NE, Nebraska RB, 4.00%, 08/15/26	503,765

Principal Amount	Security Description	Value
$500,000	City of Lincoln NE, Nebraska RB, 3.55%, 04/01/27	$511,795
110,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	122,041
55,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	61,438
250,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 3.13%, 09/01/30	254,348
58,000	City of Ogallala NE, Nebraska COP, 1.15%, 10/15/19	57,487
575,000	City of Omaha NE, Nebraska GO, 5.25%, 04/01/20	610,230
200,000	City of Omaha NE, Nebraska GO, 4.38%, 06/01/22	200,408
400,000	City of Omaha NE, Nebraska GO, 5.75%, 10/15/28	404,892
500,000	City of Omaha NE, Nebraska GO, 6.50%, 12/01/30	675,290
200,000	City of Omaha NE, Nebraska GO, 5.00%, 05/01/33	227,698
500,000	City of Omaha NE, Nebraska GO, 4.00%, 04/15/20	520,375
470,000	City of Omaha NE, Nebraska GO, 4.00%, 04/15/22	505,142
190,000	City of Omaha NE, Nebraska RB, 5.00%, 02/01/26	210,347
200,000	City of Omaha NE Sewer Revenue, Nebraska RB, 5.00%, 04/01/24	229,708
350,000	City of Papillion NE, Nebraska GO, 3.00%, 09/15/26	357,511
105,000	City of Papillion NE Water Revenue, Nebraska RB, 1.80%, 10/01/20	105,437
105,000	City of Papillion NE Water Revenue, Nebraska RB, 2.05%, 10/01/21	105,578
275,000	County of Buffalo NE, Nebraska GO, 4.00%, 12/15/31	290,268
550,000	County of Douglas NE, Nebraska RB, 5.60%, 07/01/25	590,986
120,000	County of Douglas NE, Nebraska RB, 3.60%, 10/01/27	120,028
250,000	County of Sarpy NE, Nebraska COP, 2.80%, 12/15/20	255,050
195,000	Douglas County Hospital Authority No. 1, Nebraska RB, AMBAC, 5.25%, 09/01/21	205,516
220,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.00%, 05/15/26	257,338
500,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.50%, 01/01/30	522,020

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2018 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
$1,000,000	Douglas County Hospital Authority No. 2, Nebraska RB, 4.00%, 05/15/32	$1,050,950
100,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.75%, 11/01/48	101,421
690,000	Douglas County Hospital Authority No. 3, Nebraska RB, 5.75%, 11/01/48	699,805
750,000	Douglas County Public Facilities Corp., Nebraska RB, 2.00%, 05/01/24	730,455
580,000	Douglas County Sanitary & Improvement District No. 464, Nebraska GO, 3.65%, 03/15/33	569,606
260,000	Douglas County Sanitary & Improvement District No. 484, Nebraska GO, 3.00%, 08/15/29	248,339
65,000	Douglas County Sanitary & Improvement District No. 485, Nebraska GO, 2.65%, 10/01/20	65,001
155,000	Douglas County Sanitary & Improvement District No. 497, Nebraska GO, 2.75%, 11/15/25	152,856
165,000	Douglas County Sanitary & Improvement District No. 497, Nebraska GO, 3.65%, 11/15/32	164,993
105,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.85%, 03/15/33	100,327
295,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.90%, 03/15/34	280,967
210,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.95%, 03/15/35	199,611
190,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 4.00%, 03/15/36	180,713
250,000	Douglas County Sanitary & Improvement District No. 515, Nebraska GO, 3.75%, 12/15/32	244,530
95,000	Douglas County Sanitary & Improvement District No. 535, Nebraska GO, 2.55%, 10/15/20	95,321
115,000	Douglas County Sanitary & Improvement District No. 541, Nebraska GO, 2.95%, 07/15/24	115,090
100,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.05%, 05/15/29	92,283
85,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.10%, 05/15/30	78,458

Principal Amount	Security Description	Value
$650,000	Douglas County School District No. 1, Nebraska GO, 4.00%, 12/15/22	$673,185
180,000	Douglas County School District No. 1, Nebraska GO, 3.00%, 12/15/32	174,235
620,000	Douglas County School District No. 1, Nebraska GO, 3.13%, 12/15/33	604,742
1,500,000	Douglas County School District No. 1, Nebraska GO, 4.00%, 12/15/39	1,567,635
100,000	Douglas County School District No. 10, Nebraska GO, 3.00%, 12/15/18	100,688
300,000	Douglas County School District No. 10, Nebraska GO, 5.00%, 12/15/28	361,548
350,000	Douglas County School District No. 10, Nebraska GO, 5.00%, 12/15/29	417,238
700,000	Douglas County School District No. 10, Nebraska GO, 5.00%, 01/15/30	765,023
665,000	Douglas County School District No. 10, Nebraska GO, 4.00%, 12/15/34	695,517
1,430,000	Douglas County School District No. 10, Nebraska GO, 4.00%, 12/15/35	1,486,871
250,000	Douglas County School District No. 10, Nebraska GO, 4.00%, 01/15/32	262,345
750,000	Douglas County School District No. 59, Nebraska GO, 3.00%, 12/15/35	704,137
68,000	Elm Creek Rural Fire Protection District No. 7, Nebraska GO, 1.40%, 10/15/20	67,352
185,000	Hall County School District No. 2/ Grand Island Public Schools, Nebraska GO, 4.00%, 12/15/24	196,829
265,000	Hall County School District No. 2/ Grand Island Public Schools, Nebraska GO, 5.00%, 12/15/39	297,518
400,000	Knox County School District No. 501, Nebraska GO, 2.00%, 12/15/19	394,064
1,300,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/21	1,318,993
140,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/22	142,045
900,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/27	1,089,306
750,000	Lancaster County School District No. 1, Nebraska GO, 4.00%, 01/15/26	828,255
200,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/25	216,196
500,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/32	534,865

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2018 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
$500,000	Lincoln-Lancaster County Public Building Commission, Nebraska RB, 3.00%, 12/01/26	$513,490
1,000,000	Loup River Public Power District, Nebraska RB, 2.00%, 12/01/26	925,950
415,000	Metropolitan Community College Area, Nebraska COP, 4.00%, 03/01/20	430,699
500,000	Metropolitan Community College Area, Nebraska COP, 3.00%, 03/01/26	506,495
500,000	Metropolitan Utilities District of Omaha Gas System Revenue, Nebraska RB, 4.00%, 12/01/26	543,855
1,000,000	Metropolitan Utilities District of Omaha Water System Revenue, Nebraska RB, 5.00%, 12/01/21	1,102,950
180,000	Mid-Plains Community College Area Facilities Corp., Nebraska RB, 3.00%, 10/15/25	180,472
210,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/25	235,843
200,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/26	219,260
540,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/27	591,392
1,475,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/30	1,608,738
140,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/31	152,379
250,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.38%, 04/01/39	257,195
540,000	Nebraska Investment Finance Authority, Nebraska RB, 1.40%, 09/01/20	535,437
445,000	Nebraska Investment Finance Authority, Nebraska RB, 1.50%, 03/01/21	439,260
175,000	Nebraska Investment Finance Authority, Nebraska RB, 2.35%, 09/01/24	173,112
150,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/26	164,052
200,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/27	218,454
600,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/29	654,096
1,050,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/32	1,140,615
540,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/34	584,717
1,995,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/31	2,129,363
1,000,000	Nebraska State College Facilities Corp., Nebraska RB, 5.00%, 07/15/26	1,164,310
315,000	Nebraska State Colleges, Nebraska RB, 3.00%, 07/01/25	315,028

Principal Amount	Security Description	Value
$435,000	Omaha Airport Authority, Nebraska RB, 3.75%, 01/01/19	$439,955
805,000	Omaha Public Facilities Corp., Nebraska RB, 5.00%, 06/01/26	829,794
285,000	Omaha Public Facilities Corp., Nebraska RB, 5.00%, 06/01/20	302,773
700,000	Omaha Public Facilities Corp., Nebraska RB, 5.00%, 06/01/21	760,956
1,000,000	Omaha Public Facilities Corp., Nebraska RB, 4.00%, 06/01/28	1,076,510
190,000	Omaha Public Power District, Nebraska RB, 4.65%, 02/01/28	193,494
205,000	Omaha Public Power District, Nebraska RB, 4.00%, 02/01/31	213,387
200,000	Omaha Public Power District, Nebraska RB, 4.00%, 02/01/34	207,078
1,170,000	Omaha Public Power District, Nebraska RB, 5.00%, 02/01/29	1,262,652
500,000	Omaha Public Power District, Nebraska RB, 5.00%, 02/01/29	536,450
1,435,000	Omaha Public Power District, Nebraska RB, 5.00%, 02/01/30	1,538,492
590,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/22	591,257
245,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/23	245,522
400,000	Papillion-La Vista School District No. 27, Nebraska GO, 1.75%, 12/01/22	395,796
235,000	Papillion-La Vista School District No. 27, Nebraska GO, 5.00%, 12/01/23	238,433
125,000	Platte County School District No. 1/ Columbus Public Schools, Nebraska GO, 5.00%, 12/15/26	143,293
280,000	Platte County School District No. 1/ Columbus Public Schools, Nebraska GO, 5.00%, 12/15/28	319,970
280,000	Saline County School District No.2/ Crete Public Schools, Nebraska GO, 3.00%, 12/15/18	281,926
65,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 2.45%, 10/15/22	64,684
160,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 3.55%, 10/15/32	159,283
90,000	Sarpy County Sanitary & Improvement District No. 242, Nebraska GO, 3.00%, 03/15/27	90,271

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2018 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
$115,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 3.95%, 02/15/32	$115,674
110,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 5.15%, 02/15/34	110,658
175,000	Sarpy County Sanitary & Improvement District No. 68, Nebraska GO, 2.75%, 12/15/23	175,091
735,000	Sarpy County School District No. 37/ Gretna Public Schools, Nebraska GO, 4.00%, 12/15/24	797,100
265,000	Sarpy County School District No. 37/ Gretna Public Schools, Nebraska GO, 4.00%, 12/15/25	288,479
385,000	Scotts Bluff County School District/ Gering School District, Nebraska GO, 5.00%, 12/01/23	425,914
220,000	Southeast Community College, Nebraska COP, 5.00%, 12/15/25	256,846
225,000	Southeast Community College, Nebraska COP, 5.00%, 12/15/26	265,165
600,000	Southern Public Power District, Nebraska RB, 5.00%, 12/15/22	609,324
200,000	State of Nebraska, Nebraska COP, 1.40%, 03/15/20	197,648
200,000	State of Nebraska, Nebraska COP, 1.60%, 03/15/21	196,764
350,000	University of Nebraska, Nebraska RB, 5.00%, 05/15/24	404,068
350,000	University of Nebraska, Nebraska RB, 5.00%, 05/15/25	408,972
50,000	University of Nebraska, Nebraska RB, 4.25%, 07/01/21	50,692
525,000	University of Nebraska, Nebraska RB, 5.00%, 07/01/22	525,000
85,000	University of Nebraska, Nebraska RB, 5.00%, 07/01/22	86,490
400,000	University of Nebraska, Nebraska RB, 5.00%, 07/01/23	407,012
1,000,000	University of Nebraska, Nebraska RB, 4.00%, 07/01/31	1,066,950
745,000	University of Nebraska Facilities Corp., Nebraska RB, 2.00%, 07/15/19	748,502
1,000,000	Village of Boys Town NE, Nebraska RB, 3.00%, 09/01/28	1,006,090
100,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/22	110,233
200,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/26	220,044

Principal Amount	Security Description	Value
$105,000	West Haymarket Joint Public Agency, Nebraska GO, 4.00%, 12/15/28	$111,245
		64,006,856
North Dakota - 0.7%
500,000	City of Fargo ND, North Dakota GO, 3.00%, 05/01/34	476,250
		64,710,057
Total Government & Agency Obligations (Cost $66,272,587)		64,710,057

Shares	Security Description	Value
Short-Term Investments - 1.3%

Investment Company - 1.3%
852,389	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.77% (a)	852,389
Total Short-Term Investments (Cost $852,389)		852,389
Investments, at value - 99.3% (Cost $67,124,976)		65,562,446
Other assets in excess of liabilities - 0.7%		474,872
NET ASSETS - 100.0%		$66,037,318

(a)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2018 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Common Stocks - 64.1%
Consumer Discretionary - 7.9%
412	Amazon.com, Inc. (a)	$700,318
300	Booking Holdings, Inc. (a)	608,127
21,500	Comcast Corp., Class A	705,415
8,500	NIKE, Inc., Class B	677,280
2,090	O'Reilly Automotive, Inc. (a)	571,761
4,250	Royal Caribbean Cruises, Ltd.	440,300
11,100	Starbucks Corp.	542,235
5,250	The Home Depot, Inc.	1,024,275
1,440	Ulta Beauty, Inc. (a)	336,182
		5,605,893
Consumer Staples - 3.9%
11,500	Church & Dwight Co., Inc.	611,340
2,580	Constellation Brands, Inc., Class A	564,685
3,175	Costco Wholesale Corp.	663,511
2,900	Ingredion, Inc.	321,030
8,180	Lamb Weston Holdings, Inc.	560,412
		2,720,978
Energy - 4.3%
3,600	Diamondback Energy, Inc.	473,652
4,150	EOG Resources, Inc.	516,385
8,500	Exxon Mobil Corp.	703,205
5,800	Occidental Petroleum Corp.	485,344
3,700	Phillips 66	415,547
7,000	Schlumberger, Ltd.	469,210
		3,063,343
Financials - 9.5%
8,450	BankUnited, Inc.	345,182
1,065	BlackRock, Inc.	531,478
4,050	Chubb, Ltd.	514,431
4,150	CME Group, Inc.	680,268
9,950	First American Financial Corp.	514,614
32,400	Huntington Bancshares, Inc.	478,224
12,800	JPMorgan Chase & Co.	1,333,760
25,300	KeyCorp	494,362
15,400	Manulife Financial Corp.	276,738
6,400	Northern Trust Corp.	658,496
8,700	U.S. Bancorp	435,174
8,500	Wells Fargo & Co.	471,240
		6,733,967
Health Care - 8.8%
800	Allergan PLC	133,376
7,800	AMN Healthcare Services, Inc. (a)	457,080
8,300	Baxter International, Inc.	612,872
1,650	Biogen, Inc. (a)	478,896
17,400	Boston Scientific Corp. (a)	568,980
3,900	Celgene Corp. (a)	309,738
2,200	Centene Corp. (a)	271,062
3,000	Cigna Corp.	509,850
3,500	Edwards Lifesciences Corp. (a)	509,495
7,400	Eli Lilly & Co.	631,442

Shares	Security Description	Value
3,000	Laboratory Corp. of America Holdings (a)	$538,590
3,350	Thermo Fisher Scientific, Inc.	693,919
5,900	Zoetis, Inc.	502,621
		6,217,921
Industrials - 7.3%
2,700	FedEx Corp.	613,062
8,400	Fortune Brands Home & Security, Inc.	450,996
9,300	HD Supply Holdings, Inc. (a)	398,877
9,600	KAR Auction Services, Inc.	526,080
7,700	MasTec, Inc. (a)	390,775
4,600	Quanta Services, Inc. (a)	153,640
2,800	Raytheon Co.	540,904
1,940	Roper Technologies, Inc.	535,265
9,700	Southwest Airlines Co.	493,536
9,800	The Timken Co.	426,790
7,300	Waste Management, Inc.	593,782
		5,123,707
Information Technology - 16.2%
6,900	Activision Blizzard, Inc.	526,608
2,575	Adobe Systems, Inc. (a)	627,811
1,443	Alphabet, Inc., Class C (a)	1,609,883
11,200	Apple, Inc.	2,073,232
2,450	Broadcom, Inc.	594,468
4,700	CDW Corp.	379,713
17,100	Cisco Systems, Inc.	735,813
5,800	Facebook, Inc., Class A (a)	1,127,056
2,150	FleetCor Technologies, Inc. (a)	452,897
3,750	Mastercard, Inc., Class A	736,950
5,300	Microchip Technology, Inc.	482,035
18,000	Microsoft Corp.	1,774,980
3,500	Western Digital Corp.	270,935
		11,392,381
Materials - 2.1%
8,600	Berry Global Group, Inc. (a)	395,084
6,000	FMC Corp.	535,260
2,400	Martin Marietta Materials, Inc.	535,992
		1,466,336
Real Estate - 1.4%
4,800	American Tower Corp. REIT	692,016
7,100	Education Realty Trust, Inc. REIT	294,650
		986,666
Telecommunication Services - 0.8%
11,100	Verizon Communications, Inc.	558,441
Utilities - 1.9%
4,000	Atmos Energy Corp.	360,560
3,650	NextEra Energy, Inc.	609,660
4,600	Southwest Gas Holdings, Inc.	350,842
		1,321,062
Total Common Stocks (Cost $30,647,610)		45,190,695

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2018 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset Backed Securities - 4.5%
Asset Backed Securities - 2.2%
$380,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (b)	$369,740
145,000	Eaton Vance CLO, Ltd. CLO (USD 3 Month LIBOR + 1.20%), 3.55%, 07/15/26 (b)(c)	145,008
170,000	Magnetite CLO, Ltd. CLO (USD 3 Month LIBOR + 1.00%), 3.36%, 07/25/26 (b)(c)	170,010
122,816	Pennsylvania Higher Education (USD 3 Month LIBOR + 1.10%), 3.44%, 06/25/38 (b)(c)	123,977
169,197	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.70%), 3.03%, 12/24/33 (b)(c)	163,275
246,359	SLM Student Loan Trust (USD 3 Month LIBOR + 1.65%), 4.01%, 07/25/22 (c)	251,469
224,600	Sofi Professional Loan Program Trust, 2.64%, 08/25/47 (b)	223,747
99,667	Vantage Data Centers Issuer, LLC, 4.07%, 02/16/43 (b)	99,682
		1,546,908
Non-Agency Commercial Mortgage Backed Securities - 0.9%
375,000	American Tower Trust #1, 3.07%, 03/15/23 (b)	367,863
265,000	FREMF Mortgage Trust REMIC, 4.29%, 09/25/44 (b)(d)	265,117
35,063	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (b)	35,028
		668,008
Non-Agency Residential Mortgage Backed Securities - 1.4%
136,234	Bayview Commercial Asset Trust REMIC (USD 1 Month LIBOR + 0.58%), 2.96%, 12/25/33 (b)(c)	130,577
160,000	Bayview Financial Mortgage Pass- Through Trust REMIC (USD 1 Month LIBOR + 2.10%), 4.20%, 04/28/39 (c)	159,605
11,292	Citicorp Residential Mortgage Trust REMIC, 5.49%, 09/25/36 (e)	11,274
54,397	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (b)(d)	55,019
145,493	EverBank Mortgage Loan Trust, 3.50%, 02/25/48 (b)(d)	144,591

Principal Amount	Security Description	Value
$250,265	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.50%), 2.59%, 05/25/36 (b)(c)	$247,392
39,346	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	39,571
86,952	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (b)(d)	87,123
81,468	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (b)(d)	81,516
		956,668
Total Non-U.S. Government Agency Asset Backed Securities (Cost $3,180,469)		3,171,584
Corporate Bonds - 9.6%
Consumer Discretionary - 1.1%
330,000	CBS Corp., 4.00%, 01/15/26	319,932
100,000	Hanesbrands, Inc., 4.63%, 05/15/24 (b)	97,500
210,000	Newell Brands, Inc., 4.20%, 04/01/26	202,805
215,000	Whirlpool Corp., 4.70%, 06/01/22	222,993
		843,230
Consumer Staples - 1.2%
255,000	Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26	249,718
175,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	170,983
210,000	PepsiCo., Inc., 2.85%, 02/24/26	200,139
185,000	Walmart, Inc., 3.40%, 06/26/23	186,313
		807,153
Energy - 0.4%
105,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	101,142
205,000	EOG Resources, Inc., 4.15%, 01/15/26	209,606
		310,748
Financials - 4.0%
200,000	Bank of America Corp., MTN, 4.13%, 01/22/24	203,215
180,000	CBRE Services, Inc., 5.25%, 03/15/25	189,397
220,000	Citigroup, Inc., 3.89%, 01/10/28 (d)	213,093
395,000	CME Group, Inc., 3.00%, 03/15/25	381,083
175,000	Hartford Financial Services Group, Inc., 5.50%, 03/30/20	181,776
220,000	JPMorgan Chase & Co., 3.25%, 09/23/22	217,895
260,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	260,210
190,000	Prudential Financial, Inc., MTN, 7.38%, 06/15/19	197,892
220,000	The Charles Schwab Corp., 3.85%, 05/21/25	222,414

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2018 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value
$265,000	The Goldman Sachs Group, Inc., 3.00%, 04/26/22	$259,046
130,000	U.S. Bancorp, Series J (callable at 100 beginning 04/15/27), 5.30% (d)(f)	129,506
270,000	Wells Fargo & Co., 3.00%, 04/22/26	250,970
		2,706,497
Health Care - 0.2%
132,000	Becton Dickinson and Co., 3.73%, 12/15/24	128,867
Industrials - 0.8%
150,000	Roper Technologies, Inc., 2.80%, 12/15/21	146,479
200,000	Textron, Inc., 3.65%, 03/01/21	200,748
225,000	Union Pacific Corp., 3.95%, 09/10/28	225,981
		573,208
Information Technology - 0.8%
240,000	eBay, Inc., 3.60%, 06/05/27	226,826
200,000	Oracle Corp., 3.40%, 07/08/24	198,066
185,000	QUALCOMM, Inc., 3.45%, 05/20/25	177,978
		602,870
Materials - 0.3%
209,000	Albemarle Corp., 4.15%, 12/01/24	210,969
Telecommunication Services - 0.8%
348,000	AT&T, Inc., 4.30%, 02/15/30 (b)	329,038
237,000	Verizon Communications, Inc., 4.33%, 09/21/28 (b)	234,883
		563,921
Total Corporate Bonds (Cost $6,894,080)		6,747,463
Government & Agency Obligations - 17.3%
GOVERNMENT SECURITIES - 16.8%
Municipals - 1.4%
350,000	California State University, California RB, 5.45%, 11/01/22	384,517
250,000	City of Industry CA, California RB, 7.00%, 01/01/21	265,662
200,000	Santa Monica Community College District, California GO, 5.73%, 08/01/24	212,488
100,000	Vista Community Development Commission, California Tax Allocation Bond, 7.61%, 09/01/21	108,990
		971,657
Treasury Inflation Index Securities - 0.9%
674,637	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (g)	663,756
U.S. Treasury Securities - 14.5%
1,390,000	U.S. Treasury Note, 1.25%, 01/31/19	1,382,290
2,475,000	U.S. Treasury Note, 2.00%, 02/28/21	2,436,232
3,705,000	U.S. Treasury Note, 1.63%, 11/15/22	3,538,854
2,955,000	U.S. Treasury Note, 2.13%, 05/15/25	2,827,219
		10,184,595

Principal Amount	Security Description	Value
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.5%
Federal Home Loan Mortgage Corp. - 0.2%
$164,781	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	$169,348
Federal National Mortgage Association - 0.3%
88,039	Federal National Mortgage Association, 3.50%, 12/01/26	89,135
114,773	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	111,519
		200,654
Total Government & Agency Obligations (Cost $12,297,007)		12,190,010

Shares	Security Description	Value
Short-Term Investments - 4.2%
Investment Company - 4.2%
2,989,587	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.77% (h)	2,989,587
Total Short-Term Investments (Cost $2,989,587)		2,989,587
Investments, at value - 99.7% (Cost $56,008,753)		70,289,339
Other assets in excess of liabilities - 0.3%		194,072
NET ASSETS - 100.0%		$70,483,411

(a)	Non-income producing security.
(b)
144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30, 2018, the aggregate value of these liquid securities were $3,371,086 or 4.8% of net assets.

(c)	Floating rate security. Rate presented is as of June 30, 2018.
(d)	Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2018.
(e)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2018.
(f)	Perpetual maturity security.
(g)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.
ABS	Asset Backed Security
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

QUARTERLY REPORT 2018

 Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2018 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Common Stocks - 97.9%

Consumer Discretionary - 16.2%
16,600	Advance Auto Parts, Inc.	$2,252,620
23,500	At Home Group, Inc. (a)	920,025
12,800	Carter's, Inc.	1,387,392
11,700	Dick's Sporting Goods, Inc.	412,425
20,200	DR Horton, Inc.	828,200
25,200	Five Below, Inc. (a)	2,462,292
7,700	Grand Canyon Education, Inc. (a)	859,397
3,400	Mohawk Industries, Inc. (a)	728,518
7,100	O'Reilly Automotive, Inc. (a)	1,942,347
24,500	Restaurant Brands International, Inc.	1,477,350
30,300	Ross Stores, Inc.	2,567,925
2,900	Royal Caribbean Cruises, Ltd.	300,440
5,200	The Madison Square Garden Co., Class A (a)	1,612,988
5,500	Ulta Beauty, Inc. (a)	1,284,030
16,000	Visteon Corp. (a)	2,067,840
35,400	Yum China Holdings, Inc.	1,361,484
		22,465,273
Consumer Staples - 2.9%
33,300	Church & Dwight Co., Inc.	1,770,228
21,990	Lamb Weston Holdings, Inc.	1,506,535
9,100	Post Holdings, Inc. (a)	782,782
		4,059,545

Energy - 3.8%
33,900	Apergy Corp. (a)	1,415,325
13,100	Concho Resources, Inc. (a)	1,812,385
12,500	Diamondback Energy, Inc.	1,644,625
6,900	EQT Corp.	380,742
		5,253,077

Financials - 8.3%
34,970	E*TRADE Financial Corp. (a)	2,138,765
6,500	FactSet Research Systems, Inc.	1,287,650
23,000	First American Financial Corp.	1,189,560
100,100	KeyCorp	1,955,954
20,320	NASDAQ, Inc.	1,854,607
16,200	Northern Trust Corp.	1,666,818
39,900	OneMain Holdings, Inc. (a)	1,328,271
		11,421,625

Health Care - 12.9%
10,500	Bio-Techne Corp.	1,553,475
15,000	Centene Corp. (a)	1,848,150
12,300	Edwards Lifesciences Corp. (a)	1,790,511
19,600	Incyte Corp. (a)	1,313,200
18,700	Insulet Corp. (a)	1,602,590
9,000	Intercept Pharmaceuticals, Inc. (a)	755,190
19,500	PerkinElmer, Inc.	1,427,985
24,200	Seattle Genetics, Inc. (a)	1,606,638

Shares	Security Description	Value
8,240	Teleflex, Inc.	$2,210,050
7,800	The Cooper Cos., Inc.	1,836,510
22,900	Zoetis, Inc.	1,950,851
		17,895,150
Industrials - 18.0%
29,800	American Airlines Group, Inc.	1,131,208
17,294	Dover Corp.	1,265,921
14,200	Fortune Brands Home & Security, Inc.	762,398
10,800	Harris Corp.	1,561,032
21,200	Hyster-Yale Materials Handling, Inc.	1,362,100
36,400	ITT, Inc.	1,902,628
33,900	KAR Auction Services, Inc.	1,857,720
8,400	L3 Technologies, Inc.	1,615,488
49,000	MasTec, Inc. (a)	2,486,750
13,700	Old Dominion Freight Line, Inc.	2,040,752
24,900	Oshkosh Corp.	1,750,968
56,800	Quanta Services, Inc. (a)	1,897,120
7,100	Roper Technologies, Inc.	1,958,961
40,400	The Timken Co.	1,759,420
16,400	XPO Logistics, Inc. (a)	1,642,952
		24,995,418
Information Technology - 27.9%
23,600	Akamai Technologies, Inc. (a)	1,728,228
22,940	Analog Devices, Inc.	2,200,405
14,600	Broadridge Financial Solutions, Inc.	1,680,460
23,900	CDK Global, Inc.	1,554,695
21,800	CDW Corp.	1,761,222
16,800	Citrix Systems, Inc. (a)	1,761,312
19,850	DXC Technology Co.	1,600,108
71,600	First Data Corp., Class A (a)	1,498,588
27,700	Fiserv, Inc. (a)	2,052,293
11,240	FleetCor Technologies, Inc. (a)	2,367,706
38,800	Fortinet, Inc. (a)	2,422,284
15,400	IAC/InterActiveCorp. (a)	2,348,346
5,700	Jack Henry & Associates, Inc.	743,052
8,500	Lam Research Corp.	1,469,225
17,900	Microchip Technology, Inc.	1,628,005
23,300	Paychex, Inc.	1,592,555
81,600	Pure Storage, Inc., Class A (a)	1,948,608
11,670	ServiceNow, Inc. (a)	2,012,725
13,000	Splunk, Inc. (a)	1,288,430
26,100	SS&C Technologies Holdings, Inc.	1,354,590
27,100	Twilio, Inc. (a)	1,518,142
5,300	Western Digital Corp.	410,273
12,500	Zebra Technologies Corp. (a)	1,790,625
		38,731,877
Materials - 5.0%
24,100	FMC Corp.	2,149,961
98,300	Graphic Packaging Holding Co.	1,426,333
6,800	Martin Marietta Materials, Inc.	1,518,644

QUARTERLY REPORT 2018

 Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2018 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
156,700	Platform Specialty Products Corp. (a)	$1,817,720
		6,912,658
Real Estate - 2.4%
27,400	American Homes 4 Rent, Class A REIT	607,732
28,700	CBRE Group, Inc., Class A (a)	1,370,138
12,515	Digital Realty Trust, Inc. REIT	1,396,424
		3,374,294
Utilities - 0.5%
7,900	Atmos Energy Corp.	712,106
Total Common Stocks (Cost $94,511,849)		135,821,023

Shares	Security Description	Value
Short-Term Investments - 2.0%

Investment Company - 2.0%
2,789,098	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.77% (b)	2,789,098
Total Short-Term Investments (Cost $2,789,098)		2,789,098
Investments, at value - 99.9% (Cost $97,300,947)		138,610,121
Other assets in excess of liabilities - 0.1%		107,797
NET ASSETS - 100.0%		$138,717,918

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.
REIT	Real Estate Investment Trust

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2018 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value
Common Stocks - 97.3%
Consumer Discretionary - 10.0%
582,800	Bojangles', Inc. (a)	$8,392,320
139,600	Dave & Buster's Entertainment, Inc. (a)	6,644,960
182,800	Dorman Products, Inc. (a)	12,487,068
92,700	Five Below, Inc. (a)	9,057,717
372,700	MSG Networks, Inc., Class A (a)	8,926,165
176,600	Nexstar Media Group, Inc., Class A	12,962,440
142,600	Standard Motor Products, Inc.	6,893,284
122,500	Sturm Ruger & Co., Inc.	6,860,000
		72,223,954
Energy - 4.9%
993,600	Callon Petroleum Co. (a)	10,671,264
413,900	Matador Resources Co. (a)	12,437,695
196,700	PDC Energy, Inc. (a)	11,890,515
		34,999,474
Financials - 18.7%
169,400	Argo Group International Holdings, Ltd.	9,850,610
165,700	Carolina Financial Corp.	7,111,844
211,600	Columbia Banking System, Inc.	8,654,440
215,700	Great Western Bancorp, Inc.	9,057,243
197,700	Mercantile Bank Corp.	7,306,992
678,500	Old National Bancorp	12,620,100
298,100	Selective Insurance Group, Inc.	16,395,500
298,600	Southside Bancshares, Inc.	10,056,848
258,400	Stifel Financial Corp.	13,501,400
148,300	UMB Financial Corp.	11,304,909
289,800	Union Bankshares Corp.	11,267,424
482,200	United Bankshares, Inc.	17,552,080
		134,679,390
Health Care - 13.0%
355,200	AMN Healthcare Services, Inc. (a)	20,814,720
257,302	AngioDynamics, Inc. (a)	5,722,397
156,000	Cambrex Corp. (a)	8,158,800
70,900	Emergent BioSolutions, Inc. (a)	3,579,741
248,100	Integra LifeSciences Holdings Corp. (a)	15,980,121
150,800	LHC Group, Inc. (a)	12,906,972
88,000	Masimo Corp. (a)	8,593,200
205,400	Omnicell, Inc. (a)	10,773,230
192,600	Varex Imaging Corp. (a)	7,143,534
		93,672,715
Industrials - 15.4%
121,500	American Woodmark Corp. (a)	11,123,325
203,900	Barnes Group, Inc.	12,009,710
244,000	Forward Air Corp.	14,415,520
244,500	Franklin Electric Co., Inc.	11,026,950
239,900	Granite Construction, Inc.	13,352,834
253,500	Kforce, Inc.	8,695,050
121,115	Lydall, Inc. (a)	5,286,670
176,100	Multi-Color Corp.	11,384,865
479,800	Navigant Consulting, Inc. (a)	10,622,772

Shares	Security Description	Value
222,900	Tetra Tech, Inc.	$13,039,650
		110,957,346
Information Technology - 18.8%
177,600	Ambarella, Inc. (a)	6,857,136
150,300	Anixter International, Inc. (a)	9,513,990
251,200	Benchmark Electronics, Inc.	7,322,480
94,700	CACI International, Inc., Class A (a)	15,961,685
532,300	CalAmp Corp. (a)	12,471,789
214,600	CTS Corp.	7,725,600
205,400	ExlService Holdings, Inc. (a)	11,627,694
49,900	Littelfuse, Inc.	11,386,182
262,600	Methode Electronics, Inc.	10,582,780
249,700	MTS Systems Corp.	13,146,705
257,400	PC Connection, Inc. (a)	8,545,680
189,500	Silicon Motion Technology Corp., ADR	10,022,655
349,600	Sykes Enterprises, Inc. (a)	10,061,488
		135,225,864
Materials - 6.7%
322,800	A Schulman, Inc.	14,364,600
125,100	Balchem Corp.	12,277,314
173,500	Carpenter Technology Corp.	9,120,895
172,500	Sensient Technologies Corp.	12,342,375
		48,105,184
Real Estate - 7.2%
699,600	Easterly Government Properties, Inc. REIT	13,824,096
331,000	Education Realty Trust, Inc. REIT	13,736,500
227,500	LTC Properties, Inc. REIT	9,723,350
373,200	Marcus & Millichap, Inc. (a)	14,558,532
		51,842,478
Utilities - 2.6%
157,500	IDACORP, Inc.	14,527,800
74,633	Unitil Corp.	3,809,268
		18,337,068
Total Common Stocks (Cost $547,969,618)		700,043,473
Short-Term Investments - 2.1%
Investment Company - 2.1%
14,847,446	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.77% (b)	14,847,446
Total Short-Term Investments (Cost $14,847,446)		14,847,446
Investments, at value - 99.4% (Cost $562,817,064)		714,890,919
Other assets in excess of liabilities - 0.6%		4,315,193
NET ASSETS - 100.0%		$719,206,112

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (Unaudited)
June 30, 2018

1. Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ Adviser, Sub-Adviser, and the Treasurer, who serves on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy. The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (Unaudited)
June 30, 2018

securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2018, by category:

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Asset Backed Securities	$–	$25,079,216	$1,436,031	$26,515,247
Non-Agency Commercial Mortgage Backed Securities	–	10,264,390	–	10,264,390
Non-Agency Residential Mortgage Backed Securities	–	12,292,552	–	12,292,552
Corporate Bonds	–	47,651,648	–	47,651,648
Government & Agency Obligations	–	59,439,263	–	59,439,263
Preferred Stocks	506,006	–	–	506,006
Short-Term Investments	3,168,893	–	–	3,168,893
Total	$3,674,899	$154,727,069	$1,436,031	$159,837,999

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Income Fund
Asset Backed Securities	$–	$16,196,689	$–	$16,196,689
Non-Agency Commercial Mortgage Backed Securities	–	10,764,944	–	10,764,944
Non-Agency Residential Mortgage Backed Securities	–	22,486,207	–	22,486,207
Corporate Bonds	–	58,629,414	–	58,629,414
Government & Agency Obligations	–	84,106,264	–	84,106,264
Investment Companies	1,454,605	–	–	1,454,605
Short-Term Investments	2,552,494	–	–	2,552,494
Total	$4,007,099	$192,183,518 $	–	$196,190,617

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (Unaudited)
June 30, 2018

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Nebraska Tax-Free Fund
Government & Agency Obligations	$–	$64,710,057	$–	$64,710,057
Short-Term Investments	852,389	–	–	852,389
Total	$852,389	$64,710,057	$–	$65,562,446

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Balanced Fund
Common Stocks	$45,190,695	$–	$–	$45,190,695
Asset Backed Securities	–	1,546,908	–	1,546,908
Non-Agency Commercial Mortgage Backed Securities	–	668,008	–	668,008
Non-Agency Residential Mortgage Backed Securities	–	956,668	–	956,668
Corporate Bonds	–	6,747,463	–	6,747,463
Government & Agency Obligations	–	12,190,010	–	12,190,010
Short-Term Investments	2,989,587	–	–	2,989,587
Total	$48,180,282	$22,109,057	$–	$70,289,339

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Growth Opportunities Fund
Common Stocks	$135,821,023	$–	$–	$135,821,023
Short-Term Investments	2,789,098	–	–	2,789,098
Total	$138,610,121	$–	$–	$138,610,121

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Small Company Fund
Common Stocks	$700,043,473	$–	$–	$700,043,473
Short-Term Investments	14,847,446	–	–	14,847,446
Total	$714,890,919	$–	$–	$714,890,919

*	See Schedules of Portfolio Investments for further industry classification.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

QUARTERLY REPORT 2018

 TRIBUTARY FUNDS

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (Unaudited)
June 30, 2018

Non-Agency Residential Mortgage Backed Securities
Income Fund
Balance as of 03/31/18	$965,010
Paydowns	(25,411)
Change in unrealized appreciation (depreciation)	(7,990)
Amortization (Accretion)	(34)
Realized Gain (Loss)	799
Transfer out of Level 3	932,374
Balance as of 06/30/18	$-
Net change in unrealized appreciation/(depreciation) in investments as of 06/30/18	$-

The Funds recognize transfers between levels as of the beginning of the year. There were no transfers into or out of Level 1 or 2 during the period ended June 30, 2018.

Security Transactions, Investment Income and Foreign Taxes

Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By	/s/ Karen Shaw
Karen Shaw
Treasurer

Date	August 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Wade
Stephen C. Wade
President

Date	August 9, 2018

By	/s/ Karen Shaw
Karen Shaw
Treasurer

Date	August 9, 2018